Fees and Commissions Income [Text Block]	12 Months Ended
Mar. 31, 2019
Revenue from Contract with Customer [Abstract]
Fees and Commissions Income [Text Block]
28.	FEES AND COMMISSIONS INCOME

Disaggregation of Contract Revenue

Details of fees and commissions income for the fiscal years ended March 31, 2017, 2018 and 2019 were as follows:

	2017	2018	2019
	(in millions)
Fees and commissions on deposits	¥53,891	¥53,483	¥52,624
Fees and commissions on remittances and transfers	168,571	169,300	168,756
Fees and commissions on foreign trading business	75,024	78,239	73,176
Fees and commissions on credit card business	198,145	212,515	225,877
Fees and commissions on security-related services	239,516	258,728	233,448
Fees and commissions on administration and management services for investment funds	155,708	159,481	147,597
Trust fees	103,110	112,399	115,002
Guarantee fees(1)	41,818	44,160	44,962
Insurance commissions	59,853	49,223	46,918
Fees and commissions on real estate business	39,808	40,573	45,160
Other fees and commissions(2)	279,449	284,691	285,058

Total	¥1,414,893	¥1,462,792	¥1,438,578

Notes:

(1)	Guarantee fees are not within the scope of the guidance on revenue from contracts with customers.
(2)	Other fees and commissions include non-refundable financing related fees that are not within the scope of the guidance on revenue from contracts with customers.

The following is an explanation of the relationship with revenue information disclosed for each reportable segment.

These revenues from contracts with customers are related to various reportable segments disclosed in Note 30. The business segment information is derived from the internal management reporting system used by management to measure the performance of the MUFG Group’s business segments. In addition, the business segment information is primarily based on the financial information prepared in accordance with accounting principles generally accepted in Japan as adjusted in accordance with internal management accounting rules and practices. Further, the format and information as disclosed in Note 30 are not consistent with the accompanying consolidated financial statements prepared on the basis of U.S. GAAP. For example, management does not use information on segments’ gross revenue to allocate resources and assess performance.

The majority of fees and commissions on deposits are from the business activities relevant to Retail & Commercial Banking Business Group (“R&C”), with Global Commercial Banking Group (“GCB”) providing a smaller impact.

The business activities relevant to fees and commissions on remittances and transfers are attributable to R&C, Japanese Corporate Investment Banking Group (“JCIB”), Global Corporate Investment Banking Group (“GCIB”), and GCB with no significant concentration in any particular segments.

The business activities relevant to fees and commissions on foreign trading business are attributable to R&C, JCIB, GCIB, and GCB with no significant concentration in any particular segments.

The business activities relevant to fees and commissions on credit card business are substantially attributable to R&C.

The majority of fees and commissions on security-related services are from the business activities relevant to R&C, with JCIB and GCIB providing a smaller impact.

The business activities relevant to fees and commissions on administration and management services for investment funds are substantially attributable to Asset Management & Investor Service Business Group (“AM/IS”).

The business activities relevant to trust fees are attributable to R&C, JCIB, and AM/IS with no significant concentration in any particular segments.

The majority of insurance commissions are from the business activities relevant to R&C, with GCB providing a smaller impact.

The business activities relevant to fees and commissions on real estate business are attributable to R&C and JCIB with no significant concentration in any particular segments.

Contract Balances

Contract balances are recognized in the consolidated balance sheets in accordance with the definition of receivables and contract liabilities specified in the guidance on revenue from contracts with customers. Receivables include receivables for which the services are completed, and accrued income which represents the amount of consideration unpaid for the performance obligations that have been fulfilled pursuant to certain contracts under which the services are continuously provided. Contract liabilities include unearned revenue which represents the amount of consideration received for the performance obligations that have not been fulfilled pursuant to certain contracts under which the services are continuously provided.

As of March 31, 2019, receivables from contracts with customers of ¥185 billion were included primarily in Other assets, and contract liabilities of ¥8 billion were included in Other liabilities.